Derivative Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Derivative Instruments [Abstract]
Unrealized Gain on Derivatives
	Three Months Ended June 30,		Six Months Ended June 30,
Gain/(Loss) on Derivative Instruments	2017	2016	2017	2016
Derivatives expired March 29, 2016	-	-	-	41
Options to contractors	(120)	(17)	(157)	(15)
Gain/(loss) on Derivative Instruments	(120)	(17)	(157)	26

Schedule of Other Share-based Compensation, Activity
The table below summarizes Canadian dollar denominated contractor option activity, since their issuance:

Contractor Options in $CAD	Three Month Period	Six-Month Period	Weighted-Average
Options in Thousands	Ending June 30, 2017		Exercise Price
Opening balance	40	40	$1.81
Exercised	(1)	(1)	$1.89
Forfeited	-	-	$-
Expired	-	-	$-
Ending balance	39	39	$1.80

The following is a summary of Canadian denominated contractor option activity for the twelve months ended December 31, 2016 and 2015.

	Number of Options
	Outstanding and	Weighted Average
Share Prices Reported in $CAD	Exercisable	Exercise Price
Outstanding and exercisable at December 31, 2014	55	$1.84
Exercised	(14)	1.94
Forfeited or expired	(1)	1.82
Outstanding and exercisable at December 31, 2015	40	$1.81
Exercised	-	-
Forfeited or expired	-	-
Outstanding and exercisable at December 31, 2016	40	$1.81

Derivative Liabilities Fair Value
The following table presents the overall change in derivative liability for the twelve months ended December 31, 2016 and December 31, 2015:

	Derivative Value at		Gain/(Loss) on Derivative
Derivative Warrants/Options	December 31,		Instrument December 31,
	2016	2015	2016	2015
Warrants expired April 30, 2015	-	-	-	411
Warrants expiring March 29, 2016	-	41	41	748
Options (various expiration dates)	33	41	7	78
Total	33	82	48	1,237